Consolidated Statements of Shareholders' Equity (USD $) In Millions	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock, at Cost [Member]	Noncontrolling Interests [Member]
Beginning Balance, value at Dec. 31, 2009	$ 1,023	$ 1	$ 2,123	$ (513)	$ (571)	$ (17)	$ 76
Net (loss) income	167			167			6
Less net income attributable to noncontrolling interests	(6)			(6)
Other comprehensive income, net of tax	66				66		(1)
Capital investment in subsidiary by non-controlling shareholder							7
Stock-based compensation (see Note 19)	27		27
Ending Balance, value at Dec. 31, 2010	1,277	1	2,150	(352)	(505)	(17)	88
Net (loss) income	(83)			(83)			7
Less net income attributable to noncontrolling interests	(7)			(7)
Other comprehensive income, net of tax	(234)				(234)		(5)
Capital investment in subsidiary by non-controlling shareholder							10
Ending Balance, value at Dec. 31, 2011	953	1	2,150	(442)	(739)	(17)	100
Net (loss) income	(110)			(110)			7
Less net income attributable to noncontrolling interests	(7)			(7)
Other comprehensive income, net of tax	(111)				(111)
Ending Balance, value at Dec. 31, 2012	$ 725	$ 1	$ 2,150	$ (559)	$ (850)	$ (17)	$ 107